RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Summary of the Consolidated Statements of Financial Position location and carrying value of derivative instruments

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Derivative	Instruments	Available	Derivative
December 31, 2016	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	101	3	5	109	(103)	6
Interest rate contracts	3	-	-	3	(3)	-
Commodity contracts	9	-	232	241	(125)	116

	113	3	237	353	(231)	122

Deferred amounts and other assets (Note 13)
Foreign exchange contracts	1	3	69	73	(72)	1
Interest rate contracts	8	-	-	8	(6)	2
Commodity contracts	7	-	61	68	(22)	46
Other contracts	1	-	1	2	-	2

	17	3	131	151	(100)	51

Accounts payable and other (Note 16)
Foreign exchange contracts	-	(268)	(727)	(995)	103	(892)
Interest rate contracts	(452)	-	(131)	(583)	3	(580)
Commodity contracts	-	-	(359)	(359)	125	(234)
Other contracts	(1)	-	(3)	(4)	-	(4)

	(453)	(268)	(1,220)	(1,941)	231	(1,710)

Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(68)	(1,961)	(2,029)	72	(1,957)
Interest rate contracts	(268)	-	(205)	(473)	6	(467)
Commodity contracts	-	-	(211)	(211)	22	(189)

	(268)	(68)	(2,377)	(2,713)	100	(2,613)

Total net derivative asset/(liability)
Foreign exchange contracts	102	(330)	(2,614)	(2,842)	-	(2,842)
Interest rate contracts	(709)	-	(336)	(1,045)	-	(1,045)
Commodity contracts	16	-	(277)	(261)	-	(261)
Other contracts	-	-	(2)	(2)	-	(2)

	(591)	(330)	(3,229)	(4,150)	-	(4,150)

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts		Total Net
	Cash Flow	Investment	Derivative	Instruments	Available		Derivative
December 31, 2015	Hedges	Hedges	Instruments	as Presented	for Offset		Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	6	2	2	10	(3)		7
Interest rate contracts	2	-	-	2	(2)		-
Commodity contracts	7	-	772	779	(211)		568

	15	2	774	791	(216)		575

Deferred amounts and other assets (Note 13)
Foreign exchange contracts	114	4	10	128	(127)		1
Interest rate contracts	18	-	-	18	(14)		4
Commodity contracts	7	-	220	227	(77)		150

	139	4	230	373	(218)		155

Accounts payable and other (Note 16)
Foreign exchange contracts	(1)	(106)	(765)	(872)	3		(869)
Interest rate contracts	(379)	-	(185)	(564)	2		(562)
Commodity contracts	-	-	(501)	(501)	194		(307)
Other contracts	(2)	-	(6)	(8)	-		(8)

	(382)	(106)	(1,457)	(1,945)	199		(1,746)

Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(252)	(2,796)	(3,048)	127		(2,921)
Interest rate contracts	(405)	-	(224)	(629)	14		(615)
Commodity contracts	-	-	(260)	(260)	77		(183)
Other contracts	(8)	-	(5)	(13)	-		(13)

	(413)	(252)	(3,285)	(3,950)	218		(3,732)

Total net derivative asset/(liability)
Foreign exchange contracts	119	(352)	(3,549)	(3,782)	-		(3,782)
Interest rate contracts	(764)	-	(409)	(1,173)	-		(1,173)
Commodity contracts	14	-	231	245	(17	)1	228
Other contracts	(10)	-	(11)	(21)	-		(21)

	(641)	(352)	(3,738)	(4,731)	(17)		(4,748)

1	Amount available for offset includes $17 million of cash collateral.

Summary of the maturity and notional principal or quantity outstanding related to derivative instruments

December 31, 2016	2017	2018	2019	2020	2021	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	991	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,369	2,768	2,943	2,722	566	223
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	91	6	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	144
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	6,713	5,161	1,581	153	100	300
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,998	2,743	768	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(93)	(42)	(17)	(9)	-	-
Commodity contracts - crude oil (millions of barrels)	(11)	(9)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(8)	(6)	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	40	30	31	35	(3)	(43)

December 31, 2015	2016	2017	2018	2019	2020	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	172	413	2	2	2	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,059	3,213	3,133	2,630	2,303	787
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	70	77	6	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	-	89	25	144
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	8,382	7,604	4,536	1,574	156	406
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,291	3,371	1,960	773	-	-
Equity contracts (millions of Canadian dollars)	51	48	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(126)	(209)	(17)	2	1	-
Commodity contracts - crude oil (millions of barrels)	(6)	(17)	(9)	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	1	-	-	-	-
Commodity contracts - power (megawatt hours)	40	40	30	31	35	(35)

Schedule of effect of cash flow hedges and net investment hedges on consolidated earnings and consolidated comprehensive income, before income taxes

	2016	2015	2014
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	(19)	77	8
Interest rate contracts	(90)	(275)	(1,086)
Commodity contracts	14	9	50
Other contracts	39	(47)	13
Net investment hedges

Foreign exchange contracts	22	(248)	(113)

	(34)	(484)	(1,128)

Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts1	2	9	8
Interest rate contracts2	145	128	101
Commodity contracts3	(12)	(46)	4

Other contracts4	(29)	28	(7)

	106	119	106

De-designation of qualifying hedges in connection with the Canadian Restructuring Plan
Interest rate contracts 2	-	338	-

	-	338	-

Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)

Interest rate contracts2	61	21	216

Commodity contracts3	-	5	(6)

	61	26	210

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of non-qualifying derivatives

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Foreign exchange contracts1	935	(2,187)	(936)
Interest rate contracts2	73	(363)	4
Commodity contracts3	(508)	199	1,031
Other contracts4	9	(22)	7

Total unrealized derivative fair value gain/(loss), net	509	(2,373)	106

1

Reported within Transportation and other services revenues (2016 - $497 million gain; 2015 - $1,383 million loss; 2014 - $496 million loss) and Other income/(expense) (2016 - $438 million gain; 2015 - $804 million loss; 2014 - $440 million loss) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2016 - $52 million loss; 2015 - $328 million gain; 2014 - $741 million gain), Commodity sales (2016 - $474 million loss; 2015 - $226 million loss; 2014 - nil), Commodity costs (2016 - $38 million gain; 2015 - $99 million gain; 2014 - $303 million gain) and Operating and administrative expense (2016 - $20 million loss; 2015 - $2 million loss; 2014 - $13 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

December 31,	2016	2015
(millions of Canadian dollars)
Canadian financial institutions	39	47
United States financial institutions	179	450
European financial institutions	106	95
Asian financial institutions	1	4
Other1	162	213

	487	809

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

				Total Gross
				Derivative
December 31, 2016	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	109	-	109
Interest rate contracts	-	3	-	3
Commodity contracts	2	86	153	241

	2	198	153	353

Long-term derivative assets
Foreign exchange contracts	-	73	-	73
Interest rate contracts	-	8	-	8
Commodity contracts	-	43	25	68
Other contracts	-	2	-	2

	-	126	25	151

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(995)	-	(995)
Interest rate contracts	-	(583)	-	(583)
Commodity contracts	(12)	(75)	(272)	(359)
Other contracts	-	(4)	-	(4)

	(12)	(1,657)	(272)	(1,941)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,029)	-	(2,029)
Interest rate contracts	-	(473)	-	(473)
Commodity contracts	-	(10)	(201)	(211)

	-	(2,512)	(201)	(2,713)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,842)	-	(2,842)
Interest rate contracts	-	(1,045)	-	(1,045)
Commodity contracts	(10)	44	(295)	(261)
Other contracts	-	(2)	-	(2)

	(10)	(3,845)	(295)	(4,150)

				Total Gross
				Derivative
December 31, 2015	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	10	-	10
Interest rate contracts	-	2	-	2
Commodity contracts	14	210	555	779

	14	222	555	791

Long-term derivative assets
Foreign exchange contracts	-	128	-	128
Interest rate contracts	-	18	-	18
Commodity contracts	-	121	106	227

	-	267	106	373

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(872)	-	(872)
Interest rate contracts	-	(564)	-	(564)
Commodity contracts	(3)	(130)	(368)	(501)
Other contracts	-	(8)	-	(8)

	(3)	(1,574)	(368)	(1,945)

Long-term derivative liabilities
Foreign exchange contracts	-	(3,048)	-	(3,048)
Interest rate contracts	-	(629)	-	(629)
Commodity contracts	-	(21)	(239)	(260)
Other contracts	-	(13)	-	(13)

	-	(3,711)	(239)	(3,950)

Total net financial asset/(liability)
Foreign exchange contracts	-	(3,782)	-	(3,782)
Interest rate contracts	-	(1,173)	-	(1,173)
Commodity contracts	11	180	54	245
Other contracts	-	(21)	-	(21)

	11	(4,796)	54	(4,731)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

		Unobservable	Minimum	Maximum	Weighted
December 31, 2016	Fair Value	Input	Price/Volatility	Price/Volatility	Average Price/Volatility
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	30	Forward gas price	3.65	5.62	4.77	$/mmbtu3
NGL	1	Forward NGL price	0.37	1.66	1.14	$/gallon
Power	(159)	Forward power price	26.00	78.70	48.32	$/MWH
Commodity contracts - physical1
Natural gas	(72)	Forward gas price	2.10	11.05	4.24	$/mmbtu3
Crude	(91)	Forward crude price	40.97	78.94	68.58	$/barrel
NGL	4	Forward NGL price	0.37	1.75	1.06	$/gallon
Commodity options2
Crude	4	Option volatility	22%	33%	25%
NGL	(13)	Option volatility	32%	103%	57%
Power	1	Option volatility	22%	51%	23%

	(295)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

Year ended December 31,	2016	2015
(millions of Canadian dollars)
Level 3 net derivative asset at beginning of period	54	149
Total loss
Included in earnings1	(113)	136
Included in OCI	3	(1)
Settlements	(239)	(230)

Level 3 net derivative liability at end of period	(295)	54

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.